UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 5.83%
Banc of America Funding Corp.	$65,085	7.000%	5/20/2032	$66,395
Citigroup Mortgage Loan Trust, Inc.	25,750	3.748%	12/25/2034	25,788
JP Morgan Mortgage Trust 2004-A1	11,636	3.562%	2/25/2034	12,006
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B	177,816	4.021%	5/25/2029	159,286
Oakwood Mortgage Investors, Inc.	151,865	1.838%	3/15/2032	142,038
Wells Fargo Mortgage Backed Securities 2003-K Trust	10,235	3.565%	11/25/2033	10,534

Total Asset-Backed Securities (Cost $423,964)				416,047

COLLATERAL MORTGAGE OBLIGATIONS - 78.19%
Adjustable Rate Mortgage Trust 2004-1	141,840	3.474%	1/25/2035	143,150
Alternative Loan Trust 2005-36	50,518	3.437%	8/25/2035	47,694
Alternative Loan Trust 2005-73CB	110,553	5.500%	1/25/2036	109,856
Alternative Loan Trust 2006-28CB	179,497	6.500%	10/25/2036	44,376
Alternative Loan Trust 2006-28CB	925,452	6.500%	10/25/2036	224,788
American Home Mortgage Investment Trust 2004-2	49,631	2.949%	2/25/2044	48,834
Banc of America Funding 2004-3 Trust	52,971	5.000%	9/25/2019	53,096
Banc of America Funding 2004-3 Trust	81,439	5.750%	10/25/2034	84,330
Banc of America Funding 2004-B Trust	79,742	3.005%	12/20/2034	66,094
Banc of America Funding 2006-B Trust	61,972	3.638%	3/20/2036	59,561
Banc of America Funding 2007-7 Trust	611,606	5.649%	9/25/2037	482,551
Banc of America Mortgage 2003-J Trust	118,518	3.722%	11/25/2033	119,141
Banc of America Mortgage 2004-J Trust	359,594	3.663%	11/25/2034	357,738
Bear Stearns ALT-A Trust 2004-11	330,821	3.837%	11/25/2034	324,309
Bear Stearns ARM Trust 2003-7	75,050	3.148%	10/25/2033	73,174
Bear Stearns ARM Trust 2004-1	314,217	3.734%	4/25/2034	313,683
Bear Stearns ARM Trust 2004-8	125,642	4.440%	11/25/2034	113,259
CHL Mortgage Pass-Through Trust 2003-44	96,000	5.000%	10/25/2033	98,223
CHL Mortgage Pass-Through Trust 2006-J2	102,362	6.000%	4/25/2036	94,608
Citigroup Mortgage Loan Trust 2006-AR5	277,596	3.826%	7/25/2036	222,944
Countrywide Asset-Backed Certificates	87,742	5.794%	8/25/2036	87,806
Credit Suisse First Boston Mortgage Securities Corp	43,929	4.500%	9/25/2019	44,139
Credit Suisse First Boston Mortgage Securities Corp.	81,760	6.000%	1/25/2036	73,203
Credit Suisse First Boston Mortgage Securities Corp.	153,411	6.000%	9/25/2033	158,299
CWABS Asset-Backed Certificates Trust 2006-9	52,378	4.567%	8/25/2036	48,429
CWABS Inc Asset-Backed Certificates Series 2003-BC1	39,732	3.001%	12/25/2032	40,756
First Horizon Alternative Mortgage Securities
Trust 2005-AA12	52,997	3.227%	2/25/2036	48,712
First Horizon Alternative Mortgage Securities
Trust 2006-AA4	246,816	3.375%	7/25/2036	222,069
First Horizon Mortgage Pass-Through Trust 2004-AR7	275,859	3.736%	2/25/2035	269,639
GSR Mortgage Loan Trust 2004-8F	48,527	6.082%	9/25/2034	38,293
HarborView Mortgage Loan Trust 2004-7	54,247	3.304%	11/19/2034	54,786
HarborView Mortgage Loan Trust 2006-2	37,803	3.807%	2/25/2036	29,091
IndyMac INDA Mortgage Loan Trust 2006-AR2	111,185	3.674%	9/25/2036	107,203
Lehman Mortgage Trust 2005-3	23,619	5.500%	1/25/2036	21,199
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

MASTR Adjustable Rate Mortgages Trust 2003-3	$91,360	3.134%	9/25/2033	$90,547
MASTR Adjustable Rate Mortgages Trust 2004-10	16,552	3.455%	10/25/2034	15,507
MASTR Alternative Loan Trust 2003-8	11,337	5.500%	12/25/2033	11,716
MASTR Asset Backed Securities Trust 2004-OPT2	163,459	3.121%	9/25/2034	147,879
MASTR Asset Securitization Trust 2004-9	189,056	5.250%	7/25/2034	186,523
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	73,988	3.524%	2/25/2034	70,848
Morgan Stanley ABS Capital I, Inc. Trust 2007-NC1	71,241	1.691%	11/25/2036	45,451
PHH Mortgage Trust Series 2008-CIM2	241,435	3.802%	7/25/2038	236,186
RALI Series 2005-QS17 Trust	119,337	6.000%	12/25/2035	116,410
RBSGC Mortgage Loan Trust 2007-B	16,373	5.497%	1/25/2037	15,880
UCFC Home Equity Loan Trust 1998-D	188,684	7.750%	4/15/2030	179,789
WaMu Mortgage Pass-Through Certificates
Series 2003-AR4 Trust	65,430	2.834%	5/25/2033	66,061
WaMu Mortgage Pass-Through Certificates
Series 2006-AR10 Trust	56,218	3.310%	8/25/2046	54,307
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2007-HY1 Trust	25,309	1.711%	2/25/2037	17,456

Total Collateral Mortgage Obligations (Cost $5,674,665)				5,579,593

PREFERRED STOCK - 7.01%
* Preferred Apartment Communities, Inc.			500	500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 8.30%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%			592,248	592,248

Total Short-Term Investment (Cost $592,248)				592,248

Total Value of Investments (Cost $7,190,877) (a) - 99.33%				$7,087,888

Other Assets Less Liabilities - 0.67%				47,807

Net Assets - 100.00%				$7,135,695

§ Represents 7 day effective yield
* Non income-producing investment

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Securities	5.83%	$416,047
	Collateral Mortgage Obligations	78.19%	5,579,593
	Preferred Stock	7.01%	500,000
	Short-Term Investment	8.30%	592,248
	Other Assets Less Liabilities	0.67%	47,807
	Total Net Assets	100.00%	$7,135,695

(a)			Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$43,101
Aggregate Gross Unrealized Depreciation				(146,090)

	Net Unrealized Depreciation			$(102,989)

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$416,047	$416,047	$-	$-
Collateral Mortgage Obligations	5,579,593	5,579,593	-	-
Preferred Stock	500,000	500,000	-	-
Short-Term Investment	592,248	592,248	-	-
Total	$7,087,888	$7,087,888	$-	$-

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS PURCHASED - 0.53%
*	CBOE Volatility Index	2,145	$32.50	3/21/2018	$117,975
*	S&P 500 ETF Trust	92	289.00	3/16/2018	460

	Total Call Options Purchased (Cost $105,331)				118,435

PUT OPTIONS PURCHASED - 1.37%
*	iShares Trust MSCI EAFE ETF	606	66.00	9/21/2018	125,442
*	iShares Trust MSCI Emerging
	Markets ETF	228	43.00	9/21/2018	32,034
*	S&P 500 ETF	92	272.50	3/16/2018	38,502
*	S&P 500 ETF	207	251.00	7/20/2018	107,537

	Total Put Options Purchased (Cost $477,958)				303,515

EXCHANGE-TRADED FUNDS - 95.98%				Shares
†	S&P 500 ETF			39,213	10,652,211
†	Vanguard FTSE Developed Markets ETF			188,174	8,390,679
†	Vanguard FTSE Emerging Markets ETF			45,976	2,168,688

	Total Exchange-Traded Funds (Cost $21,032,851)				21,211,578

SHORT-TERM INVESTMENT - 11.36%
§	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 0.95%			2,510,751	2,510,751

	Total Short-Term Investment (Cost $2,510,751)				2,510,751

Total Value of Investments (Cost $24,126,891)(b) - 109.24%					$24,144,279

Total Options Written (Premiums Received $148,496)(b) - (0.70)%					(155,794)

Liabilities in Excess of Other Assets - (8.54)%					(1,888,172)

Net Assets - 100.00%					$22,100,313

		Summary of Investments
			% of Net
			Assets	Value
		Call Options Purchased	0.54%	$118,435
		Put Options Purchased	1.37%	303,515
		Exchange-Traded Funds	95.98%	21,211,578
		Short-Term Investment	11.36%	2,510,751
		Call Options Written	-0.70%	(155,794)
		Liabilities in Excess of Other Assets	-8.54%	(1,888,172)
		Total Net Assets	100.01%	$22,100,313

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of February 28, 2018
			Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.70%
	*	CBOE Volatility Index	715	$21.00	3/21/2018	$128,700
	*	S&P 500 ETF	92	272.50	3/16/2018	27,094

		Total Call Options Written (Premiums Received $148,496)				155,794

	Total Options Written (Premiums Received $148,496)					$155,794

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					$237,165
	Aggregate Gross Unrealized Depreciation					(227,075)

		Net Unrealized Appreciation				$10,090

						(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Call Options Purchased	$118,435	$-	$118,435	$-
Put Options Purchased	303,515	-	303,515	-
Exchange-Traded Funds	21,211,578	21,211,578	-	-
Short-Term Investment	2,510,751	2,510,751	-	-
Total Assets	$24,144,279	$23,722,329	$421,950	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$155,794	$-	$155,794	$-
Total Liabilities	$155,794	$-	$155,794	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 94.32%

Consumer Discretionary - 11.07%
	China Lodging Group Ltd.	13,300	$2,020,270
*	Eldorado Resorts, Inc.	13,500	460,350
	Ferrari NV	6,100	757,681
*	Malibu Boats, Inc.	10,044	321,910
*	MCBC Holdings, Inc.	6,300	154,413
*	Netflix, Inc.	2,000	582,760
	Nutrisystem, Inc.	30,100	925,575
*	NVR, Inc.	305	867,167
	Sony Corp.	18,400	928,464
	TAL Education Group	48,280	1,823,053
	The Home Depot, Inc.	4,700	856,669
	World Wrestling Entertainment, Inc.	12,600	480,690
			10,179,002
Consumer Staples - 2.72%
μ	Cia Cervecerias Unidas SA	11,000	306,460
μ	Fomento Economico Mexicano SAB de CV	12,300	1,135,290
*	Nomad Foods Ltd.	29,300	480,227
*	Pilgrim's Pride Corp.	22,800	574,560
			2,496,537
Energy - 2.08%
μ	Ecopetrol SA	83,300	1,458,583
	Valero Energy Corp.	5,000	452,100
			1,910,683
Financials - 2.91%
	Moelis & Co.	22,209	1,127,107
	New Residential Investment Corp.	33,200	535,516
*	NMI Holdings, Inc.	27,900	553,815
	S&P Global, Inc.	2,400	460,320
			2,676,758
Health Care - 10.26%
*	ABIOMED, Inc.	2,100	563,178
*	Align Technology, Inc.	6,450	1,693,254
	Baxter International, Inc.	12,700	860,933
*	Corcept Therapeutics, Inc.	76,000	1,154,440
*	Enanta Pharmaceuticals, Inc.	3,000	235,860
*	Exelixis, Inc.	43,300	1,117,140
*	Intuitive Surgical, Inc.	3,105	1,324,127
*	Ligand Pharmaceuticals, Inc.	3,000	455,670
*	Mettler-Toledo International, Inc.	1,600	985,952
*	Orthofix International NV	5,000	280,050
	Zoetis, Inc.	9,500	768,170
			9,438,774

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 7.59%
*	51job, Inc.	14,250	$932,947
	Caterpillar, Inc.	3,000	463,890
*	Cimpress NV	2,900	471,975
*	Commercial Vehicle Group, Inc.	24,800	250,480
*	Copart, Inc.	9,300	435,333
*	Covenant Transportation Group, Inc.	10,000	258,200
	Deere & Co.	4,300	691,741
	Golden Ocean Group Ltd.	48,000	434,400
	Stanley Black & Decker, Inc.	2,500	397,975
*	Sterling Construction Co., Inc.	47,400	572,592
	Sun Hydraulics Corp.	14,700	763,224
*	Trex Co., Inc.	5,950	615,230
*	TriNet Group, Inc.	9,400	443,398
*	Twin Disc, Inc.	10,500	251,160
			6,982,545
Information Technology - 44.68%
*	58.com, Inc.	6,200	467,294
*	Alibaba Group Holding Ltd.	4,100	763,174
*	Appfolio, Inc.	12,300	493,230
	Applied Materials, Inc.	41,700	2,401,503
*	Arista Networks, Inc.	9,500	2,562,530
	ASML Holding NV	4,425	864,601
	Autohome, Inc.	11,800	922,878
*	Axcelis Technologies, Inc.	63,300	1,547,685
*	Baidu, Inc.	3,800	958,892
	Cognex Corp.	28,400	1,525,364
	Cohu, Inc.	22,100	442,663
*	Daqo New Energy Corp.	39,600	1,945,944
	DXC Technology Co.	14,300	1,466,322
*	Electro Scientific Industries, Inc.	18,000	322,740
*	Extreme Networks, Inc.	78,000	889,980
	Hollysys Automation Technologies Ltd.	14,400	380,304
*	InterXion Holding NV	7,300	410,990
*	inTEST Corp.	24,700	190,190
*	IPG Photonics Corp.	10,800	2,652,912
*	KEMET Corp.	77,500	1,393,450
*	Lumentum Holdings, Inc.	11,800	719,800
*	Micron Technology, Inc.	27,400	1,337,394
*	Novanta, Inc.	5,000	279,250
	NVIDIA Corp.	14,630	3,540,460
*	ON Semiconductor Corp.	21,700	519,064
*	Paycom Software, Inc.	5,200	514,384
*	PayPal Holdings, Inc.	14,000	1,111,740
*	Radware Ltd.	16,700	345,189
*	Rogers Corp.	4,500	617,940
*	SolarEdge Technologies, Inc.	20,600	1,031,030
	STMicroelectronics NV	71,200	1,623,360
*	Take-Two Interactive Software, Inc.	6,700	749,529
			(Continued)

Cavalier Fundamental Growth Fund
Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Information Technology - Continued
	Texas Instruments, Inc.	3,900	$422,565
*	Ultra Clean Holdings, Inc.	76,200	1,467,612
	Universal Display Corp.	9,900	1,285,020
*	UTStarcom Holdings Corp.	46,000	253,460
*	Weibo Corp.	15,140	1,945,793
*	WNS Holdings Ltd.	10,800	486,000
*	Xcerra Corp.	24,600	246,000
			41,098,236
Materials - 13.01%
	Avery Dennison Corp.	16,400	1,937,660
	Boise Cascade Co.	42,900	1,728,870
	FMC Corp.	12,650	992,772
	Kronos Worldwide, Inc.	31,600	677,820
	Packaging Corp of America	17,800	2,121,760
μ	Sociedad Quimica y Minera de Chile SA	40,400	2,015,960
*	Taseko Mines Ltd.	142,000	172,530
	Teck Resources Ltd.	26,000	743,080
	The Chemours Co.	23,200	1,102,232
	Westlake Chemical Corp.	4,400	476,344
			11,969,028

	Total Common Stocks (Cost $73,991,175)		86,751,563

REAL ESTATE INVESTMENT TRUSTS - 1.88%
	Arbor Realty Trust, Inc.	37,400	320,144
	Rexford Industrial Realty, Inc.	45,200	1,220,400
	Terreno Realty Corp.	5,700	189,867

	Total Real Estate Investment Trusts (Cost $1,664,248)		1,730,411

LIMITED PARTNERSHIPS - 1.54%
	Brookfield Infrastructure Partners LP	16,500	665,610
	The Carlyle Group LP	21,300	486,705
	Viper Energy Partners LP	11,800	266,916

	Total Limited Partnerships (Cost $1,442,161)		1,419,231

SHORT-TERM INVESTMENT - 1.24%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 0.95%	1,137,148	1,137,148

	Total Short-Term Investment (Cost $1,137,148)		1,137,148

Total Value of Investments (Cost $78,234,732) - 98.98%			$91,038,353

Other Assets Less Liabilities - 1.02%			937,199

Net Assets - 100.00%			$91,975,552

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depository Receipt	NV - Netherlands Security
		PLC - Public Limited Company

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	11.07%	$10,179,002
	Consumer Staples	2.72%	2,496,537
	Energy	2.08%	1,910,683
	Financials	2.91%	2,676,758
	Health Care	10.26%	9,438,774
	Industrials	7.59%	6,982,545
	Information Technology	44.68%	41,098,236
	Materials	13.01%	11,969,028
	Real Estate Investment Trusts	1.88%	1,730,411
	Limited Partnerships	1.54%	1,419,231
	Short-Term Investment	1.24%	1,137,148
	Other Assets Less Liabilities	1.02%	937,199
	Total Net Assets	100.00%	$91,975,552

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$15,631,817
Aggregate Gross Unrealized Depreciation				(2,828,196)

	Net Unrealized Appreciation			$12,803,621

				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$86,751,563	$86,751,563	$-	$-
Real Estate Investment Trusts	1,730,411	1,730,411	-	-
Limited Partnerships	1,419,231	1,419,231	-	-
Short-Term Investment	1,137,148	1,137,148	-	-
Total	$91,038,353	$91,038,353	$-	$-

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.62%
* First Trust Dow Jones Internet Index Fund			28,481	$3,506,296
iShares Global 100 ETF			36,272	3,381,639
iShares India 50 ETF			90,062	3,221,518
iShares MSCI ACWI ETF			46,040	3,351,252
iShares MSCI Hong Kong ETF			131,206	3,356,249
iShares PHLX Semiconductor ETF			19,099	3,531,023
iShares Russell 1000 Growth ETF			24,357	3,417,043
iShares U.S. Medical Devices ETF			18,500	3,398,820
iShares US Aerospace & Defense ETF			17,493	3,548,805
iShares US Technology ETF			20,195	3,537,962

Total Exchange-Traded Products (Cost $31,864,207)				34,250,607

SHORT-TERM INVESTMENT - 3.30%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%			1,170,528	1,170,528

Total Short-Term Investment (Cost $1,170,528)				1,170,528

Total Value of Investments (Cost $33,034,735)(a) - 99.92%				$35,421,135

Other Assets Less Liabilities - 0.08%				26,504

Net Assets - 100.00%				$35,447,639

§ Represents 7 day effective yield	*	Non income-producing investment

Summary of Investments
		% of Net
		Assets	Value
Exchange-Traded Products		96.62%	$34,250,607
Short-Term Investment		3.30%	1,170,528
Other Assets Less Liabilities		0.08%	26,504
Total Net Assets		100.00%	$35,447,639

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$2,392,769
Aggregate Gross Unrealized Depreciation				(6,369)

Net Unrealized Appreciation				$2,386,400

				(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Growth Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$34,250,607	$34,250,607	$-	$-
Short-Term Investment	1,170,528	1,170,528	-	-
Total	$35,421,135	$35,421,135	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 10.39%
InfraCap MLP ETF		43,100	$329,284
SPDR Bloomberg Barclays High Yield Bond ETF		13,800	499,698

Total Exchange-Traded Products (Cost $948,075)			828,982

MUTUAL FUNDS - 78.45%
Lord Abbett High Yield Fund		129,032	983,226
Vanguard High-Yield Corporate Fund		906,337	5,274,884

Total Mutual Funds (Cost $6,321,165)			6,258,110

SHORT-TERM INVESTMENT - 10.38%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%		827,850	827,850

Total Short-Term Investment (Cost $827,850)			827,850

Total Value of Investments (Cost $8,097,090)(a) - 99.22%			$7,914,942

Other Assets Less Liabilities - 0.78%			62,063

Net Assets - 100.00%			$7,977,005

§ Represents 7-day yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	10.39%	$828,982
Mutual Funds	78.45%	6,258,110
Short-Term Investment	10.38%	827,850
Other Assets Less Liabilities	0.78%	62,063
Total Net Assets	100.00%	$7,977,005

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$-
Aggregate Gross Unrealized Depreciation			(182,148)

Net Unrealized Depreciation			$(182,148)

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$828,982	$828,982	$-	$-
Mutual Funds	6,258,110	6,258,110	$-	$-
Short-Term Investment	827,850	827,850	-	-
Total Assets	$7,914,942	$7,914,942	$-	$-

Cavalier Multi Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 3.79%

Financials - 1.68%
Barclays PLC	8,283	$97,325
JPMorgan Chase & Co.	643	74,267
		171,592
Health Care - 0.63%
Johnson & Johnson	495	64,290

Information Technology - 0.88%
Apple, Inc.	506	90,129

Real Estate - 0.60%
Equinix, Inc.	156	61,168

Total Common Stocks (Cost $325,548)		387,179

EXCHANGE-TRADED PRODUCTS - 91.01%
Consumer Discretionary Select Sector SPDR Fund	2,111	219,692
Energy Select Sector SPDR Fund	3,949	263,517
First Trust Consumer Discretionary AlphaDEX Fund	7,814	327,172
First Trust Financial AlphaDEX Fund	11,654	362,672
* First Trust Health Care AlphaDEX Fund	4,502	321,308
First Trust Industrials/Producer Durables AlphaDEX Fund	8,088	324,167
First Trust Large Cap Growth AlphaDEX Fund	8,395	540,890
First Trust Large Cap Value AlphaDEX Fund	8,703	466,568
First Trust Materials AlphaDEX Fund	7,463	322,252
First Trust Mid Cap Core AlphaDEX Fund	7,478	486,818
First Trust Technology AlphaDEX Fund	4,858	270,639
Health Care Select Sector SPDR Fund	2,926	246,194
Industrial Select Sector SPDR Fund	2,781	213,164
iShares Core S&P 500 ETF	3,001	820,293
iShares Core S&P Mid-Cap ETF	3,398	633,591
iShares Edge MSCI Min Vol USA ETF	14,957	782,550
iShares MSCI Emerging Markets ETF	2,240	107,565
iShares Russell 2000 Value ETF	3,748	453,283
iShares US Aerospace & Defense ETF	376	76,279
SPDR Doubleline Total Return Tactical ETF	1,378	65,855
SPDR S&P Biotech ETF	1,689	152,686
SPDR S&P Regional Banking ETF	3,991	245,526
Technology Select Sector SPDR Fund	5,503	375,139
Vanguard Consumer Staples ETF	1,179	162,101
Vanguard Financials ETF	4,877	351,290
Vanguard FTSE Developed Markets ETF	3,886	173,277
Vanguard Information Technology ETF	1,709	303,074
Vanguard Mid-Cap Value ETF	1,554	171,297
Vanguard Small-Cap Value ETF	517	66,657

Total Exchange-Traded Products (Cost $8,393,313)		9,305,516
		(Continued)

Cavalier Multi Strategy Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 5.04%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%			515,675	$515,675

Total Short-Term Investment (Cost $515,675)				515,675

Total Value of Investments (Cost $9,234,536)(a) - 99.84%				$10,208,370

Other Assets Less Liabilities - 0.16%				15,862

Net Assets - 100.00%				$10,224,232

§ Represents 7 day effective yield		*	Non-income producing investment
The following accronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
by Sector	% of Net
	Assets		Value
Financials	1.68%		$171,592
Health Care	0.63%		64,290
Information Technology	0.88%		90,129
Real Estate	0.60%		61,168
Exchange-Traded Products	91.01%		9,305,516
Short-Term Investment	5.04%		515,675
Other Assets Less Liabilities	0.16%		15,862
Total Net Assets	100.00%		$10,224,232

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$1,013,295
Aggregate Gross Unrealized Depreciation				(39,461)

Net Unrealized Appreciation				$973,834

				(Continued)

Cavalier Multi Strategy Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Multi Strategy Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategy Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$387,179	$387,179	$-	$-
Exchange-Traded Products	9,305,516	9,305,516	-	-
Short-Term Investment	515,675	515,675	-	-
Total	$10,208,370	$10,208,370	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.81%
Consumer Discretionary Select Sector SPDR Fund		182,308	$18,972,794
Financial Select Sector SPDR Fund		686,813	19,828,291
Health Care Select Sector SPDR Fund		236,009	19,857,797
Industrial Select Sector SPDR Fund		255,255	19,565,296
John Hancock Multi-Factor Consumer Discretionary ETF		27,086	839,937
John Hancock Multi-Factor Financials ETF		8,636	327,045
John Hancock Multifactor Industrials ETF		11,425	411,985
John Hancock Multifactor Materials ETF		14,698	520,309
Materials Select Sector SPDR Fund		322,247	19,215,589
Technology Select Sector SPDR Fund		304,121	20,731,929

Total Exchange Traded Products (Cost $103,654,275)			120,270,972

SHORT-TERM INVESTMENT - 2.89%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%		3,584,691	3,584,691

Total Short-Term Investment (Cost $3,584,691)			3,584,691

Total Value of Investments (Cost $107,238,966)(a) - 99.70%			$123,855,663

Other Assets Less Liabilities - 0.30%			372,376

Net Assets - 100.00%			$124,228,039

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	96.81%	$120,270,972
Short-Term Investment	2.89%	3,584,691
Other Assets Less Liabilities	0.30%	372,376
Total Net Assets	100.00%	$124,228,039

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$16,616,697
Aggregate Gross Unrealized Depreciation			-

Net Unrealized Appreciation			$16,616,697

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$120,270,972	$120,270,972	$-	$-
Short-Term Investment	3,584,691	3,584,691	-	-
Total Assets	$123,855,663	$123,855,663	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: April 30, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: April 30, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: April 30, 2018	Ashley E. Harris Treasurer and Principal Financial Officer